Schedule of Investments (unaudited)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(a)	406	$ 79,219
Howmet Aerospace, Inc.	2,103	104,225
TransDigm Group, Inc.	302	270,039
		453,483
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	671	63,309
Expeditors International of Washington, Inc.	882	106,837
FedEx Corp.	1,338	331,690
United Parcel Service, Inc., Class B	4,182	749,623
		1,251,459
Automobile Components — 0.1%
Aptiv PLC(a)	1,575	160,792
BorgWarner, Inc.	1,358	66,420
		227,212
Automobiles — 2.4%
Ford Motor Co.	22,681	343,163
General Motors Co.	8,053	310,524
Tesla, Inc.(a)	15,548	4,070,000
		4,723,687
Banks — 2.8%
Bank of America Corp.	40,014	1,148,002
Citigroup, Inc.	11,236	517,305
Citizens Financial Group, Inc.	2,847	74,250
Comerica, Inc.	772	32,702
Fifth Third Bancorp	3,946	103,425
Huntington Bancshares, Inc.	8,320	89,689
JPMorgan Chase & Co.	16,866	2,452,991
KeyCorp	5,320	49,157
M&T Bank Corp.	957	118,438
PNC Financial Services Group, Inc.	2,307	290,567
Regions Financial Corp.	5,377	95,818
Truist Financial Corp.	7,692	233,452
U.S. Bancorp	8,047	265,873
Zions Bancorp N.A.	894	24,013
		5,495,682
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	1,052	70,252
Coca-Cola Co.	22,462	1,352,662
Constellation Brands, Inc., Class A	929	228,655
Keurig Dr Pepper, Inc.	4,859	151,941
Molson Coors Beverage Co., Class B	1,074	70,712
Monster Beverage Corp.(a)	4,409	253,253
PepsiCo, Inc.	7,951	1,472,684
		3,600,159
Biotechnology — 2.1%
AbbVie, Inc.	10,194	1,373,437
Amgen, Inc.	3,081	684,044
Biogen, Inc.(a)	835	237,850
Gilead Sciences, Inc.	7,204	555,212
Incyte Corp.(a)	1,063	66,172
Moderna, Inc.(a)	1,904	231,336
Regeneron Pharmaceuticals, Inc.(a)	622	446,932
Vertex Pharmaceuticals, Inc.(a)	1,483	521,882
		4,116,865
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	51,519	6,716,017
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	3,118	$ 139,343
Etsy, Inc.(a)	718	60,750
		6,916,110
Building Products — 0.5%
A O Smith Corp.	719	52,329
Allegion PLC	497	59,650
Carrier Global Corp.	4,808	239,006
Johnson Controls International PLC	3,944	268,744
Masco Corp.	1,278	73,331
Trane Technologies PLC	1,320	252,463
		945,523
Capital Markets — 2.9%
Ameriprise Financial, Inc.	601	199,628
Bank of New York Mellon Corp.	4,144	184,491
BlackRock, Inc.(b)	864	597,145
Cboe Global Markets, Inc.	602	83,082
Charles Schwab Corp.	8,578	486,201
CME Group, Inc., Class A	2,071	383,736
FactSet Research Systems, Inc.	223	89,345
Franklin Resources, Inc.	1,634	43,644
Goldman Sachs Group, Inc.	1,919	618,954
Intercontinental Exchange, Inc.	3,231	365,362
Invesco Ltd.	2,604	43,773
MarketAxess Holdings, Inc.	220	57,512
Moody’s Corp.	912	317,121
Morgan Stanley	7,522	642,379
MSCI, Inc., Class A	460	215,873
Nasdaq, Inc.	1,945	96,958
Northern Trust Corp.	1,223	90,673
Raymond James Financial, Inc.	1,102	114,355
S&P Global, Inc.	1,892	758,484
State Street Corp.	1,930	141,237
T Rowe Price Group, Inc.	1,300	145,626
		5,675,579
Chemicals — 1.8%
Air Products & Chemicals, Inc.	1,282	383,997
Albemarle Corp.	680	151,701
Celanese Corp., Class A	572	66,238
CF Industries Holdings, Inc.	1,137	78,931
Corteva, Inc.	4,104	235,159
Dow, Inc.	4,081	217,354
Eastman Chemical Co.	687	57,516
Ecolab, Inc.	1,419	264,913
FMC Corp.	719	75,020
International Flavors & Fragrances, Inc.	1,477	117,554
Linde PLC	2,827	1,077,313
LyondellBasell Industries NV, Class A	1,473	135,266
Mosaic Co.	1,963	68,705
PPG Industries, Inc.	1,362	201,985
Sherwin-Williams Co.	1,359	360,842
		3,492,494
Commercial Services & Supplies — 0.6%
Cintas Corp.	498	247,546
Copart, Inc.(a)	2,488	226,931
Republic Services, Inc.	1,178	180,434
Rollins, Inc.	1,351	57,863
Waste Management, Inc.	2,145	371,986
		1,084,760
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	1,442	233,691

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	23,658	$ 1,224,065
F5, Inc.(a)	346	50,606
Juniper Networks, Inc.	1,859	58,242
Motorola Solutions, Inc.	964	282,722
		1,849,326
Construction & Engineering — 0.1%
Quanta Services, Inc.	837	164,429
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	355	163,900
Vulcan Materials Co.	766	172,687
		336,587
Consumer Finance — 0.6%
American Express Co.	3,433	598,029
Capital One Financial Corp.	2,193	239,848
Discover Financial Services	1,466	171,302
Synchrony Financial	2,525	85,648
		1,094,827
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	2,559	1,377,714
Dollar General Corp.	1,265	214,772
Dollar Tree, Inc.(a)	1,203	172,631
Kroger Co.	3,769	177,143
Sysco Corp.	2,905	215,551
Target Corp.	2,656	350,326
Walgreens Boots Alliance, Inc.	4,142	118,006
		2,626,143
Containers & Packaging — 0.2%
Amcor PLC	8,494	84,770
Avery Dennison Corp.	461	79,200
Ball Corp.	1,819	105,884
International Paper Co.	2,041	64,924
Packaging Corp. of America	520	68,723
Sealed Air Corp.	814	32,560
Westrock Co.	1,476	42,908
		478,969
Distributors — 0.2%
Genuine Parts Co.	809	136,907
LKQ Corp.	1,472	85,773
Pool Corp.	226	84,669
		307,349
Diversified Telecommunication Services — 0.8%
AT&T Inc.	41,260	658,097
Verizon Communications, Inc.	24,228	901,039
		1,559,136
Electric Utilities — 0.9%
Constellation Energy Corp.	1,871	171,290
Edison International	2,201	152,860
Entergy Corp.	1,221	118,889
Eversource Energy	2,021	143,329
Exelon Corp.	5,708	232,544
NextEra Energy, Inc.	11,679	866,582
NRG Energy, Inc.	1,342	50,177
		1,735,671
Electrical Equipment — 0.6%
AMETEK, Inc.	1,321	213,843
Eaton Corp. PLC	2,300	462,530
Emerson Electric Co.	3,299	298,197
Security	Shares	Value
Electrical Equipment (continued)
Generac Holdings, Inc.(a)	359	$ 53,538
Rockwell Automation, Inc.	661	217,766
		1,245,874
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	3,419	290,444
CDW Corp.	787	144,415
Corning, Inc.	4,390	153,826
Keysight Technologies, Inc.(a)	1,029	172,306
TE Connectivity Ltd.	1,826	255,932
Trimble, Inc.(a)	1,453	76,922
Zebra Technologies Corp., Class A(a)	298	88,157
		1,182,002
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	5,819	183,939
Halliburton Co.	5,191	171,251
Schlumberger NV	8,193	402,440
		757,630
Entertainment — 1.5%
Activision Blizzard, Inc.(a)	4,129	348,075
Electronic Arts, Inc.	1,502	194,809
Live Nation Entertainment, Inc.(a)	820	74,710
Netflix, Inc.(a)	2,563	1,128,976
Take-Two Interactive Software, Inc.(a)	917	134,946
Walt Disney Co.(a)	10,547	941,636
Warner Bros Discovery, Inc., Class A(a)	12,689	159,120
		2,982,272
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(a)	10,291	3,509,231
Fidelity National Information Services, Inc.	3,432	187,730
Fiserv, Inc.(a)	3,563	449,472
FleetCor Technologies, Inc.(a)	425	106,709
Global Payments, Inc.	1,514	149,159
Jack Henry & Associates, Inc.	430	71,952
Mastercard, Inc., Class A	4,829	1,899,246
PayPal Holdings, Inc.(a)	6,439	429,675
Visa, Inc., Class A	9,339	2,217,826
		9,021,000
Food Products — 1.2%
Archer-Daniels-Midland Co.	3,150	238,014
Bunge Ltd.	870	82,084
Campbell Soup Co.	1,167	53,344
Conagra Brands, Inc.	2,743	92,494
General Mills, Inc.	3,391	260,090
Hershey Co.	849	211,995
Hormel Foods Corp.	1,640	65,961
J M Smucker Co.	607	89,636
Kellogg Co.	1,482	99,887
Kraft Heinz Co.	4,570	162,235
Lamb Weston Holdings, Inc.	830	95,408
McCormick & Co., Inc., NVS	1,459	127,268
Mondelez International, Inc., Class A	7,865	573,673
Tyson Foods, Inc., Class A	1,640	83,706
		2,235,795
Gas Utilities — 0.0%
Atmos Energy Corp.	822	95,631
Ground Transportation — 0.9%
CSX Corp.	11,734	400,129
JB Hunt Transport Services, Inc.	475	85,989
Norfolk Southern Corp.	1,313	297,736

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	523	$ 193,379
Union Pacific Corp.	3,522	720,672
		1,697,905
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	10,044	1,094,997
Align Technology, Inc.(a)	412	145,700
Baxter International, Inc.	2,889	131,623
Becton Dickinson & Co.	1,639	432,712
Boston Scientific Corp.(a)	8,300	448,947
Cooper Cos., Inc.	283	108,511
DENTSPLY SIRONA, Inc.	1,246	49,865
Dexcom, Inc.(a)	2,236	287,348
Edwards Lifesciences Corp.(a)	3,498	329,966
GE HealthCare Technologies, Inc.	2,257	183,359
Hologic, Inc.(a)	1,416	114,654
IDEXX Laboratories, Inc.(a)	479	240,568
Insulet Corp.(a)	401	115,624
Intuitive Surgical, Inc.(a)	2,025	692,428
Medtronic PLC	7,686	677,137
ResMed, Inc.	848	185,288
STERIS PLC	571	128,464
Stryker Corp.	1,951	595,231
Teleflex, Inc.	270	65,348
Zimmer Biomet Holdings, Inc.	1,209	176,030
		6,203,800
Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.	933	179,537
Cardinal Health, Inc.	1,486	140,531
Centene Corp.(a)	3,189	215,098
Cigna Group	1,708	479,265
CVS Health Corp.	7,385	510,525
DaVita, Inc.(a)	312	31,347
Elevance Health, Inc.	1,368	607,789
HCA Healthcare, Inc.	1,190	361,141
Henry Schein, Inc.(a)	757	61,393
Humana, Inc.	720	321,934
Laboratory Corp. of America Holdings	510	123,078
McKesson Corp.	783	334,584
Molina Healthcare, Inc.(a)	339	102,120
Quest Diagnostics, Inc.	652	91,645
UnitedHealth Group, Inc.	5,374	2,582,959
Universal Health Services, Inc., Class B	365	57,586
		6,200,532
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	3,103	62,370
Ventas, Inc.	2,294	108,437
Welltower, Inc.	2,869	232,074
		402,881
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	4,133	69,558
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.(a)	213	575,170
Caesars Entertainment, Inc.(a)	1,245	63,458
Carnival Corp.(a)	5,832	109,817
Chipotle Mexican Grill, Inc.(a)	158	337,962
Darden Restaurants, Inc.	700	116,956
Domino’s Pizza, Inc.	210	70,768
Expedia Group, Inc.(a)	823	90,028
Hilton Worldwide Holdings, Inc.	1,529	222,546
Las Vegas Sands Corp.(a)	1,877	108,866
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	1,488	$ 273,331
McDonald’s Corp.	4,218	1,258,693
MGM Resorts International	1,742	76,509
Norwegian Cruise Line Holdings Ltd.(a)	2,476	53,902
Royal Caribbean Cruises Ltd.(a)	1,271	131,854
Starbucks Corp.	6,611	654,886
Wynn Resorts Ltd.	586	61,887
Yum! Brands, Inc.	1,608	222,788
		4,429,421
Household Durables — 0.4%
DR Horton, Inc.	1,792	218,069
Garmin Ltd.	886	92,401
Lennar Corp., Class A	1,471	184,331
Mohawk Industries, Inc.(a)	314	32,392
Newell Brands, Inc.	2,159	18,783
NVR, Inc.(a)	18	114,311
PulteGroup, Inc.	1,294	100,518
Whirlpool Corp.	322	47,910
		808,715
Household Products — 1.5%
Church & Dwight Co., Inc.	1,395	139,821
Clorox Co.	705	112,123
Colgate-Palmolive Co.	4,806	370,254
Kimberly-Clark Corp.	1,950	269,217
Procter & Gamble Co.	13,603	2,064,119
		2,955,534
Industrial Conglomerates — 0.4%
General Electric Co.	6,291	691,066
Industrial REITs — 0.3%
Prologis, Inc.	5,324	652,882
Insurance — 2.3%
Aflac, Inc.	3,174	221,545
Allstate Corp.	1,513	164,978
American International Group, Inc.	4,177	240,345
Aon PLC, Class A	1,184	408,717
Arch Capital Group Ltd.(a)	2,147	160,703
Arthur J. Gallagher & Co.	1,237	271,608
Assurant, Inc.	301	37,842
Brown & Brown, Inc.	1,363	93,829
Chubb Ltd.	2,394	460,989
Cincinnati Financial Corp.	913	88,853
Everest Group Ltd.	247	84,439
Globe Life, Inc.	512	56,125
Hartford Financial Services Group, Inc.	1,791	128,988
Lincoln National Corp.	881	22,695
Loews Corp.	1,091	64,784
Marsh & McLennan Cos., Inc.	2,853	536,592
MetLife, Inc.	3,712	209,839
Principal Financial Group, Inc.	1,302	98,744
Progressive Corp.	3,371	446,219
Prudential Financial, Inc.	2,106	185,791
Travelers Cos., Inc.	1,340	232,704
W R Berkley Corp.	1,173	69,864
Willis Towers Watson PLC	608	143,184
		4,429,377
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A(a)	34,298	4,105,471
Alphabet, Inc., Class C, NVS(a)	29,493	3,567,768

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Match Group, Inc.(a)	1,606	$ 67,211
Meta Platforms, Inc., Class A(a)	12,767	3,663,874
		11,404,324
IT Services — 1.3%
Accenture PLC, Class A	3,645	1,124,774
Akamai Technologies, Inc.(a)	879	78,996
Cognizant Technology Solutions Corp., Class A	2,948	192,446
DXC Technology Co.(a)	1,281	34,228
EPAM Systems, Inc.(a)	335	75,291
Gartner, Inc.(a)	458	160,442
International Business Machines Corp.	5,242	701,432
VeriSign, Inc.(a)	528	119,312
		2,486,921
Leisure Products — 0.0%
Hasbro, Inc.	772	50,002
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	1,712	205,868
Bio-Rad Laboratories, Inc., Class A(a)	122	46,253
Bio-Techne Corp.	900	73,467
Charles River Laboratories International, Inc.(a)	294	61,813
Danaher Corp.	3,832	919,680
Illumina, Inc.(a)	911	170,803
IQVIA Holdings, Inc.(a)	1,073	241,178
Mettler-Toledo International, Inc.(a)	127	166,578
Revvity, Inc.	721	85,648
Thermo Fisher Scientific, Inc.	2,225	1,160,894
Waters Corp.(a)	340	90,624
West Pharmaceutical Services, Inc.	427	163,315
		3,386,121
Machinery — 2.0%
Caterpillar, Inc.	2,975	731,999
Cummins, Inc.	812	199,070
Deere & Co.	1,558	631,286
Dover Corp.	806	119,006
Fortive Corp.	2,039	152,456
IDEX Corp.	441	94,930
Illinois Tool Works, Inc.	1,603	401,006
Ingersoll Rand, Inc.	2,316	151,374
Nordson Corp.	314	77,928
Otis Worldwide Corp.	2,390	212,734
PACCAR, Inc.	3,016	252,288
Parker-Hannifin Corp.	740	288,629
Pentair PLC	951	61,435
Snap-on, Inc.	307	88,474
Stanley Black & Decker, Inc.	884	82,840
Westinghouse Air Brake Technologies Corp.	1,048	114,934
Xylem, Inc.	1,377	155,078
		3,815,467
Media — 0.8%
Charter Communications, Inc., Class A(a)	602	221,157
Comcast Corp., Class A	24,006	997,449
Fox Corp., Class A, NVS	1,554	52,836
Fox Corp., Class B	798	25,448
Interpublic Group of Cos., Inc.	2,272	87,654
News Corp., Class A, NVS	2,159	42,101
News Corp., Class B	714	14,080
Omnicom Group, Inc.	1,166	110,945
Paramount Global, Class B, NVS	2,910	46,298
		1,597,968
Security	Shares	Value
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	8,253	$ 330,120
Newmont Corp.	4,587	195,681
Nucor Corp.	1,451	237,935
Steel Dynamics, Inc.	927	100,978
		864,714
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	3,596	104,823
Consolidated Edison, Inc.	1,999	180,709
Public Service Enterprise Group, Inc.	2,875	180,004
Sempra	1,808	263,227
		728,763
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	905	102,709
Boston Properties, Inc.	819	47,166
		149,875
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	11,394	196,205
Marathon Petroleum Corp.	2,448	285,437
ONEOK, Inc.	2,560	158,003
Phillips 66	2,648	252,566
Targa Resources Corp.	1,291	98,245
Valero Energy Corp.	2,087	244,805
Williams Cos., Inc.	7,029	229,356
		1,464,617
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	726	38,609
American Airlines Group, Inc.(a)(c)	3,754	67,347
Delta Air Lines, Inc.(a)	3,687	175,280
Southwest Airlines Co.	3,436	124,417
United Airlines Holdings, Inc.(a)	1,894	103,924
		509,577
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	1,344	263,935
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	12,124	775,330
Catalent, Inc.(a)	1,024	44,401
Eli Lilly & Co.	4,548	2,132,921
Merck & Co., Inc.	14,644	1,689,771
Organon & Co.	1,454	30,258
Pfizer, Inc.	32,581	1,195,071
Viatris, Inc.	6,973	69,590
Zoetis, Inc., Class A	2,667	459,284
		6,396,626
Professional Services — 0.7%
Automatic Data Processing, Inc.	2,385	524,199
Broadridge Financial Solutions, Inc.	682	112,960
Ceridian HCM Holding, Inc.(a)	896	60,005
Equifax, Inc.	704	165,651
Paychex, Inc.	1,854	207,407
Paycom Software, Inc.	277	88,984
Robert Half International, Inc.	611	45,959
Verisk Analytics, Inc.	835	188,735
		1,393,900
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	1,795	144,874
CoStar Group, Inc.(a)	2,359	209,951
		354,825

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.4%
AvalonBay Communities, Inc.	819	$ 155,012
Camden Property Trust	615	66,955
Equity Residential	1,967	129,763
Essex Property Trust, Inc.	367	85,988
Invitation Homes, Inc.	3,334	114,690
Mid-America Apartment Communities, Inc.	672	102,050
UDR, Inc.	1,764	75,781
		730,239
Retail REITs — 0.3%
Federal Realty Investment Trust	431	41,708
Kimco Realty Corp.	3,568	70,361
Realty Income Corp.	3,886	232,344
Regency Centers Corp.	883	54,543
Simon Property Group, Inc.	1,877	216,756
		615,712
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(a)	9,290	1,058,224
Analog Devices, Inc.	2,915	567,871
Applied Materials, Inc.	4,877	704,922
Broadcom, Inc.	2,407	2,087,904
Enphase Energy, Inc.(a)	789	132,142
First Solar, Inc.(a)	573	108,922
Intel Corp.	24,072	804,968
KLA Corp.	792	384,136
Lam Research Corp.	778	500,145
Microchip Technology, Inc.	3,179	284,807
Micron Technology, Inc.	6,316	398,603
Monolithic Power Systems, Inc.	258	139,379
NVIDIA Corp.	14,273	6,037,764
NXP Semiconductors NV	1,496	306,201
ON Semiconductor Corp.(a)	2,503	236,734
Qorvo, Inc.(a)	576	58,769
QUALCOMM, Inc.	6,424	764,713
Skyworks Solutions, Inc.	921	101,945
SolarEdge Technologies, Inc.(a)	321	86,365
Teradyne, Inc.	895	99,640
Texas Instruments, Inc.	5,239	943,125
		15,807,279
Software — 11.2%
Adobe, Inc.(a)	2,647	1,294,357
ANSYS, Inc.(a)	502	165,796
Autodesk, Inc.(a)	1,241	253,921
Cadence Design Systems, Inc.(a)	1,574	369,134
Fair Isaac Corp.(a)	144	116,526
Fortinet, Inc.(a)	3,762	284,370
Gen Digital, Inc.	3,296	61,141
Intuit, Inc.	1,616	740,435
Microsoft Corp.	42,913	14,613,593
Oracle Corp.	8,881	1,057,638
PTC, Inc.(a)	611	86,945
Roper Technologies, Inc.	616	296,173
Salesforce, Inc.(a)	5,650	1,193,619
ServiceNow, Inc.(a)	1,175	660,315
Synopsys, Inc.(a)	878	382,290
Tyler Technologies, Inc.(a)	241	100,369
		21,676,622
Specialized REITs — 1.2%
American Tower Corp.	2,685	520,729
Crown Castle, Inc.	2,496	284,394
Digital Realty Trust, Inc.	1,682	191,529
Equinix, Inc.	540	423,328
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	781	$ 116,252
Iron Mountain, Inc.	1,691	96,083
Public Storage	914	266,778
SBA Communications Corp.	624	144,618
VICI Properties, Inc.	5,786	181,854
Weyerhaeuser Co.	4,231	141,781
		2,367,346
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	343	24,113
AutoZone, Inc.(a)	106	264,296
Bath & Body Works, Inc.	1,287	48,262
Best Buy Co., Inc.	1,140	93,423
CarMax, Inc.(a)(c)	916	76,669
Home Depot, Inc.	5,845	1,815,691
Lowe’s Cos., Inc.	3,442	776,859
O’Reilly Automotive, Inc.(a)	351	335,310
Ross Stores, Inc.	1,981	222,130
TJX Cos., Inc.	6,663	564,956
Tractor Supply Co.	637	140,841
Ulta Beauty, Inc.(a)	294	138,355
		4,500,905
Technology Hardware, Storage & Peripherals — 8.8%
Apple Inc.	85,331	16,551,654
Hewlett Packard Enterprise Co.	7,401	124,337
HP, Inc.	4,981	152,967
NetApp, Inc.	1,255	95,882
Seagate Technology Holdings PLC	1,114	68,923
Western Digital Corp.(a)	1,843	69,905
		17,063,668
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	7,111	784,841
Ralph Lauren Corp., Class A	233	28,729
Tapestry, Inc.	1,351	57,823
VF Corp.	1,940	37,034
		908,427
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,305	194,962
United Rentals, Inc.	399	177,703
		372,665
Water Utilities — 0.1%
American Water Works Co., Inc.	1,122	160,165
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	3,324	461,704
Total Long-Term Investments — 99.8% (Cost: $203,405,171)		193,729,692

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(b)(d)(e)	67,246	$ 67,260
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(d)	344,721	344,721
Total Short-Term Securities — 0.2% (Cost: $411,968)		411,981
Total Investments — 100.0% (Cost: $203,817,139)		194,141,673
Other Assets Less Liabilities — 0.0%		60,554
Net Assets — 100.0%		$ 194,202,227
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 68,967	$ —	$ (1,770) (a)	$ 65	$ (2)	$ 67,260	67,246	$ 3,070 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	167,581	177,140 (a)	—	—	—	344,721	344,721	386	—
BlackRock, Inc.	420,876	156,309	—	—	19,960	597,145	864	4,240	—
				$ 65	$ 19,958	$ 1,009,126		$ 7,696	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	19	09/15/23	$ 426	$ 11,732

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® ESG Screened S&P 500 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 193,729,692	$ —	$ —	$ 193,729,692
Short-Term Securities
Money Market Funds	411,981	—	—	411,981
	$ 194,141,673	$ —	$ —	$ 194,141,673
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 11,732	$ —	$ —	$ 11,732
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s